BASIS OF PREPARATION	12 Months Ended
Dec. 28, 2025
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION:
(a) Statement of compliance:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the fiscal year ended December 28, 2025 were authorized for issuance by the Board of Directors of the Company on February 25, 2026.

(b) Basis of measurement:
These consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated statements of financial position:
•Derivative financial instruments which are measured at fair value;
•Employee benefit obligations related to defined benefit plans which are measured at the present value of the defined benefit obligations, net of advance payments made to employees thereon;
•Liabilities for cash-settled share-based payment arrangements which are measured at fair value, and equity-classified share-based payment arrangements which are measured at fair value at grant date pursuant to IFRS 2, Share-based payment;
•Discontinued, damaged, and excess finished inventories which are carried at the net realizable value;
•Provisions for decommissioning, site restoration costs, and onerous contracts which are measured at the present value of the expenditures expected to be required to settle the obligation; and
•Identifiable assets acquired and liabilities assumed in connection with a business combination which are initially measured at fair value.
•Assets and liabilities classified as held for sale initially measured at their estimated fair value less cost to sell as of the acquisition date, in accordance with IFRS 3 and IFRS 5 (note 5).

These consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency.
2. BASIS OF PREPARATION:

(c) Discontinued Operations:
In August 2025, when the Company announced that it had entered into a definitive merger agreement to acquire HanesBrands (refer to note 5 for additional information), management announced that it was undertaking a strategic review of the businesses of HanesBrands Australia (“HAA”) which could include a sale or other transaction. On December 1, 20205, when the Company purchased Hanes, the Company considered HAA to be as a component business acquired with a view to be resold. Immediately following the acquisition, management has taken steps to formalize its decision with the Board of Directors, engage financial advisors, identify potential buyers and commence a sale process. The Company expects to complete the sale of the business within the next twelve months.

As a result, the net assets of HAA acquired have been classified as held for sale and measured at their fair value less cost to sell as of the date of the Hanes acquisition. HAA has been classified as a discontinued operation in these consolidated financial statements. Unless otherwise noted, discussion within these notes to the consolidated financial statements relates to continuing operations. See Note 23 “Businesses Held for Sale and Discontinued Operations” for additional information about discontinued operations.

(d) Initial application of new or amended accounting standards:
During the year ended December 29, 2024, the Company adopted the following new or amended accounting standards:

Amendments to International Accounting Standard ("IAS") 1, Presentation of Financial Statements
On January 23, 2020, the IASB issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, to clarify how to classify debt and other liabilities as current or non-current. The amendments (which affect only the presentation of liabilities in the statement of financial position) clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period to defer settlement by at least twelve months and make explicit that only rights in place at the end of the reporting period should affect the classification of a liability; clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets, or services. On October 31, 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1). These further amendments clarify how to address the effects on classification and disclosure of covenants which an entity is required to comply with on or before the reporting date and covenants which an entity must comply with only after the reporting date. The 2020 amendments and the 2022 amendments (collectively “the Amendments”) are effective for annual periods beginning on or after January 1, 2024 and are applied retrospectively. The amendment of IAS 1 had no impact on the Company’s consolidated financial statements.

IAS 12 Amendment International Tax Reform - Pillar Two Model Rules
In May 2023, the International Accounting Standards Board issued the IAS 12 Amendment International Tax Reform - Pillar Two Model Rules on mandatory relief for accounting for deferred taxes from the global minimum taxation. The amendments provide a temporary exception from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rules published by the OECD, including tax law that implements qualified domestic minimum top-up taxes described in those rules. The amendments also introduced targeted disclosure requirements in the notes for affected entities to enable users of financial statements to understand the extent to which an entity will be affected by the minimum tax, particularly before the legislation comes into force. The amendments to IAS 12 were effective for annual periods beginning on or after January 1, 2023. The Company updated its disclosures in its 2023 annual consolidated financial statements for the year ended December 31, 2023, with further updated disclosures in these annual consolidated financial statements for the year ended December 29, 2024. The Company applied the mandatory temporary exemption from recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes in the Company's consolidated financial statements for the year ended December 29, 2024.